CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Accumulated Deficit [Member]	Additional Paid in Capital [Member]
Equity, Beginning Balance at Dec. 31, 2014	$ 648,536	$ 664	$ (24,715)	$ 672,587
Equity, Beginning Balance ( in shares) at Dec. 31, 2014		66,415,415
Increase (Decrease) in Equity [Roll Forward]
Exercise of stock options	$ 0
Exercised options (in shares)		30,046
Issuance of common stock, net (in shares)	20,114,090
Issuance of common stock, net	$ 266,513	$ 201		266,312
Repurchase of common stock (in shares)	(1,112,000)
Repurchase of common stock	$ (10,273)	(11)		(10,262)
Fair value of stock options issued	17			17
Dividends declared	(55,043)		(55,043)
Net loss	(82,425)		(82,425)	0
Equity, Ending Balance at Dec. 31, 2015	767,325	$ 854	(162,183)	928,654
Equity, Ending Balance ( in shares) at Dec. 31, 2015		85,447,551
Increase (Decrease) in Equity [Roll Forward]
Director's shares issued	$ 139			139
Director’s shares issued		13,029
Repurchase of common stock (in shares)	(3,333,333)
Repurchase of common stock	$ (30,913)	$ (33)		(30,880)
Fair value of stock options issued	5			5
Dividends declared	(85,412)		(85,412)
Net loss	(72,249)		(72,249)	0
Equity, Ending Balance at Dec. 31, 2016	$ 578,895	$ 821	(319,844)	897,918
Equity, Ending Balance ( in shares) at Dec. 31, 2016	82,127,247	82,127,247
Increase (Decrease) in Equity [Roll Forward]
Director's shares issued	$ 214			214
Director’s shares issued	21,622	21,622
Dividends declared	$ (85,432)		(85,432)
Net loss	12,208		12,208	0
Equity, Ending Balance at Dec. 31, 2017	$ 505,885	$ 821	$ (393,068)	$ 898,132
Equity, Ending Balance ( in shares) at Dec. 31, 2017	82,148,869	82,148,869